Information: Condensed Financial Statements of the Company (Details)	Dec. 31, 2024	Nov. 18, 2024
Information: Condensed Financial Statements of The Company [Abstract]
Minimum percentage of net assets required for consolidated and unconsolidated subsidiaries	25.00%
Re-classified common stock issuance description		(1)On November 18, 2024, the Company announced a dual-class stock structure that the ordinary shares were re-classified as Class A ordinary shares and Class B ordinary shares. Besides, the Company approved that the addition of 19,500,000,000 of authorized shares with a par value of US$0.0001 each, following the increase of capital, the authorized share capital of the Company shall be US$2,000,000 divided into (i) 19,700,000,000 Class A ordinary shares of a par value of US$0.0001 each. (ii) 100,000,000 Class B ordinary shares of a par value of US$0.0001 each, and (iii) 200,000,000 shares of a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the third amended and restated memorandum and articles of association of the Company.